                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2001
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York            November 8, 2001
[Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                            0
                                            ---------------------------

Form 13F  Information Table Entry Total:                     89
                                            ---------------------------

Form 13F  Information Table Value Total:           $199,216,874
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----







         [Repeat as necessary.]

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                        PERIOD ENDED: SEPTEMBER 30, 2001


       Item 1:        Item 2:   Item 3:  Item 4:         Item 5:                   Item 6:          Item 7:          Item 8:
                       Title     SEDOL/    Fair      SHARES               Investment Discretion                Voting Authority
                         of      CUSIP    Market      PRN     SH  PUT/      (b) Shared (c) Shared                   (b) Shared
   Name of Issuer      Class     Number   Value      Amount  PRN CALL (a) Sole As Defined Other Manager (a) Sole As Defined (c) None
------------------------------------------------------------------------------------------------------------------------------------
AFLAC INC                COM   001055102 $2,305,800    85,400  SH                 x                   1       85,400
ALCOA INC                COM   013817101 $2,849,819    91,900  SH                 x                   1       91,900
AMDOCS LTD               COM     2256908 $  746,200    28,000  SH                 x                   1       28,000
AMERICAN INTERNATIONAL
  GROUP                  COM   026874107 $2,160,600    27,700  SH                 x                   1       27,700
AOL TIME WARNER          COM   00184A105 $3,172,966    95,860  SH                 x                   1       95,860
APEX SILVER MINES LTD    COM     2121556 $3,410,462   378,100  SH                 x                   1      378,100
APEX SILVER MINES-WTS    WTS     2121556 $  180,550   361,100  SH                 x                   1      361,100
APPLIED MATERIALS INC    COM   038222105 $1,902,636    66,900  SH                 x                   1       66,900
AXA                      COM     7088429 $1,070,972    54,280  SH                 x                   1       54,280
BAKER HUGHES INC         COM   057224107 $1,383,810    47,800  SH                 x                   1       47,800
BANK OF NEW YORK CO
  INC                    COM   064057102 $1,074,500    30,700  SH                 x                   1       30,700
BAXTER INTERNATIONAL
  INC                    COM   071813109 $1,618,470    29,400  SH                 x                   1       29,400
BED BATH & BEYOND INC    COM   075896100 $2,197,198    86,300  SH                 x                   1       86,300
BEST BUY COMPANY INC     COM   086516101 $2,090,700    46,000  SH                 x                   1       46,000
BIOTECH HOLDRs TRUST     COM   09067D201 $1,941,625    17,500  SH                 x                   1       17,500
BJ SERVICES CO           COM   055482103 $1,544,172    86,800  SH                 x                   1       86,800
BJ'S WHOLESALE CLUB
  INC                    COM   05548J106 $1,690,155    35,500  SH                 x                   1       35,500
BRISTOL-MYERS SQUIBB
  CO                     COM   110122108 $5,822,688   104,800  SH                 x                   1      104,800
CHINA MOBILE LTD/HK      COM     6073556 $1,198,747   377,000  SH                 x                   1      377,000
CISCO SYSTEMS INC        COM   17275R102 $2,735,628   224,600  SH                 x                   1      224,600
CITIGROUP INC            COM   172967101 $3,683,475    90,950  SH                 x                   1       90,950
COACH INC                COM   189754104 $1,532,278    57,800  SH                 x                   1       57,800
COLGATE-PALMOLIVE CO     COM   194162103 $3,634,800    62,400  SH                 x                   1       62,400
CONOCO INC-CL A          COM   208251306 $2,965,138   116,600  SH                 x                   1      116,600
DELIA*S CORPORATION-A    COM   24688Q101 $2,290,860   429,000  SH                 x                   1      429,000
DELL COMPUTER CORP       COM   247025109 $2,974,065   160,500  SH                 x                   1      160,500
DOLLAR TREE STORES INC   COM   256747106 $  668,706    35,400  SH                 x                   1       35,400
EBAY INC                 COM   278642103 $2,964,600    64,800  SH                 x                   1       64,800
ENTERCOM
  COMMUNICATIONS CORP    COM   293639100 $2,033,200    59,800  SH                 x                   1       59,800
ESPRIT HOLDINGS LTD      COM     6321642 $3,917,975 4,129,400  SH                 x                   1    4,129,400
FEDEX CORPORATION        COM   31428X106 $2,601,900    70,800  SH                 x                   1       70,800
GEMSTAR-TV GUIDE INTL
  INC                    COM   36866W106 $1,925,667    97,700  SH                 x                   1       97,700
GENENTECH INC            COM   368710406 $3,198,800    72,700  SH                 x                   1       72,700
GENERAL DYNAMICS CORP    COM   369550108 $4,689,792    53,100  SH                 x                   1       53,100
HANG SENG BANK LTD       COM     6408374 $1,781,786   172,100  SH                 x                   1      172,100

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                        PERIOD ENDED: SEPTEMBER 30, 2001


       Item 1:        Item 2:   Item 3:  Item 4:         Item 5:                   Item 6:          Item 7:          Item 8:
                       Title     SEDOL/    Fair      SHARES               Investment Discretion                Voting Authority
                         of      CUSIP    Market      PRN     SH  PUT/      (b) Shared (c) Shared                   (b) Shared
   Name of Issuer      Class     Number   Value      Amount  PRN CALL (a) Sole As Defined Other Manager (a) Sole As Defined (c) None
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC           COM   437076102 $2,885,424    75,200  SH                 x                   1       75,200
HONEYWELL
  INTERNATIONAL INC      COM   438516106 $2,154,240    81,600  SH                 x                   1       81,600
HOUSEHOLD
  INTERNATIONAL INC      COM   441815107 $3,563,216    63,200  SH                 x                   1       63,200
HUTCHISON WHAMPOA LTD    COM     6448068 $2,280,670   306,690  SH                 x                   1      306,690
HYDRIL COMPANY           COM   448774109 $1,471,008   105,600  SH                 x                   1      105,600
INFOSYS
  TECHNOLOGIES-SP ADR    ADR   456788108 $  781,011    23,100  SH                 x                   1       23,100
INTL BUSINESS MACHINES
  CORP                   COM   459200101 $3,448,672    37,600  SH                 x                   1       37,600
JOHNSON ELECTRIC HLDGS   COM     6281939 $2,537,370 2,787,400  SH                 x                   1    2,787,400
KOHLS CORP               COM   500255104 $1,924,800    40,100  SH                 x                   1       40,100
LAMAR ADVERTISING CO     COM   512815101 $1,212,800    40,000  SH                 x                   1       40,000
LEHMAN BROTHERS
  HOLDINGS INC           COM   524908100 $3,132,435    55,100  SH                 x                   1       55,100
LI & FUNG LTD            COM     6286257 $2,904,846 3,061,600  SH                 x                   1    3,061,600
MATTEL INC               COM   577081102 $1,777,410   113,500  SH                 x                   1      113,500
MERRILL LYNCH & CO       COM   590188108 $2,123,380    52,300  SH                 x                   1       52,300
MICRON TECHNOLOGY INC    COM   595112103 $1,681,519    89,300  SH                 x                   1       89,300
MICROSOFT CORP           COM   594918104 $3,075,317    60,100  SH                 x                   1       60,100
MINNESOTA MINING & MFG
  CO                     COM   604059105 $2,154,960    21,900  SH                 x                   1       21,900
MOTOROLA INC             COM   620076109 $3,625,440   232,400  SH                 x                   1      232,400
NABORS INDUSTRIES INC    COM   629568106 $1,645,013    78,446  SH                 x                   1       78,446
NEUBERGER BERMAN INC     COM   641234109 $3,456,608    99,100  SH                 x                   1       99,100
NOKIA CORP -SPON ADR     ADR   654902204 $2,424,185   154,900  SH                 x                   1      154,900
NORTHROP GRUMMAN CORP    COM   666807102 $1,191,800    11,800  SH                 x                   1       11,800
NOVELLUS SYSTEMS INC     COM   670008101 $1,707,888    59,800  SH                 x                   1       59,800
NTL INCORPORATED         COM   629407107 $1,251,334   403,656  SH                 x                   1      403,656
NTT DOCOMO INC           COM     6129277 $2,500,201    37,000  SH                 x                   1       37,000
OMI CORP - NEW           COM     2256469 $2,129,382   503,400  SH                 x                   1      503,400
OMNICOM GROUP            COM   681919106 $3,076,260    47,400  SH                 x                   1       47,400
PEOPLESOFT INC           COM   712713106 $2,155,780   119,500  SH                 x                   1      119,500
PFIZER INC               COM   717081103 $5,497,710   137,100  SH                 x                   1      137,100
RADIAN GROUP INC         COM   750236101 $3,072,300    79,800  SH                 x                   1       79,800
REDIFF.COM INDIA
  LIMITED-ADR            ADR   757479100 $  354,450   472,600  SH                 x                   1      472,600
RF MICRO DEVICES INC     COM   749941100 $2,727,380   164,300  SH                 x                   1      164,300
SAMSUNG ELECTRONICS      COM     6771720 $2,740,152    25,640  SH                 x                   1       25,640
SAP AG-SPONSORED ADR     ADR   803054204 $3,838,752   148,100  SH                 x                   1      148,100
SCHWAB (CHARLES) CORP    COM   808513105 $1,406,450   122,300  SH                 x                   1      122,300

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                        PERIOD ENDED: SEPTEMBER 30, 2001


       Item 1:        Item 2:   Item 3:  Item 4:         Item 5:                  Item 6:          Item 7:          Item 8:
                       Title     SEDOL/    Fair      SHARES              Investment Discretion                Voting Authority
                         of      CUSIP    Market      PRN    SH  PUT/      (b) Shared (c) Shared                   (b) Shared
   Name of Issuer      Class     Number   Value      Amount  PRN CALL (a) Sole As Defined Other Manager (a) Sole As Defined (c) None
------------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYSTEMS INC       COM   826170102 $  520,400    40,000  SH                 x                   1       40,000
SOUTHWEST AIRLINES       COM   844741108 $1,670,984   112,600  SH                 x                   1      112,600
SPRINT CORP-PCS GROUP    COM   852061506 $3,399,297   129,300  SH                 x                   1      129,300
STANLEY WORKS            COM   854616109 $3,176,195    86,900  SH                 x                   1       86,900
TAIWAN
  SEMICONDUCTOR-SP ADR   ADR   874039100 $2,158,975   227,500  SH                 x                   1      227,500
TELEFONOS DE MEXICO-SP
  ADR L                  ADR   879403780 $3,548,671   109,900  SH                 x                   1      109,900
TEXAS INSTRUMENTS INC    COM   882508104 $3,574,638   143,100  SH                 x                   1      143,100
TIFFANY & CO             COM   886547108 $  489,290    22,600  SH                 x                   1       22,600
TYCO INTERNATIONAL LTD   COM   902124106 $3,726,860    81,909  SH                 x                   1       81,909
VODAFONE GROUP PLC-SP
  ADR                    ADR   92857W100 $2,984,364   135,900  SH                 x                   1      135,900
WAL-MART STORES INC      COM   931142103 $2,385,900    48,200  SH                 x                   1       48,200
XL CAPITAL LTD -CLASS
  A                      COM     2283401 $3,562,900    45,100  SH                 x                   1       45,100

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.
CORNING INC              COM   219350105 $    5,000     1,000       (c)           x                   1
SUN MICROSYSTEMS INC     COM   866810104 $   60,000     4,000       (c)           x                   1
SUN MICROSYSTEMS INC     COM   866810104 $   50,000     4,000       (c)           x                   1
NASDAQ-100 INDEX
  TRCKNG STCK            COM   631100104 $1,657,500     6,500       (c)           x                   1
SEMICONDUCTOR HOLDRs
  TRUST                  COM   816636203 $   70,000     7,000       (c)           x                   1
SOUTHWEST AIRLINES       COM   844741108 $  140,000     8,000       (c)           x                   1
ERICSSON (LM) TEL-SP
  ADR                    ADR   294821400 $  165,000    16,500       (c)           x                   1